Risk management and financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Fair Value Disclosures [Abstract]
Schedule of interest rate risk
We have set out our exposure to interest rate risk at June 30, 2021 in the table below(1):

(In $ millions)	As at June 30, 2021	Impact of 1% increase in rates
Cash and Restricted Cash	644	6
(1) Debt instruments have been excluded above as:
- We have not paid any interest on the $5,662 million of senior credit facilities since filing for Chapter 11;
- The $546 million of senior secured notes are a fixed rate debt instrument.

Schedule of realized and unrealized gains and losses
Gains and losses on derivatives reported in our Consolidated Statement of Operations included the following:

Gain/(loss) recognized in the Consolidated Statement of Operations relating to derivative financial instruments	Six months ended June 30, 2021	Six months ended June 30, 2020
Interest rate cap agreement	—	(2)
Embedded conversion option on Archer convertible debt instrument	5	3
Gain on derivative financial instruments	5	1

Schedule of derivative financial instruments
Derivative financial instruments included in our Consolidated Balance Sheet, within "Other Assets" included the following:

(In $ millions)	Maturity date	Applicable rate	Outstanding principal - June 30, 2021	As at June 30, 2021	As at December 31, 2020
Interest rate cap	June 2023	2.87% LIBOR cap	3,500	—	—

Schedule of fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost at June 30, 2021 and December 31, 2020 are as follows:

	As at June 30, 2021		As at December 31, 2020
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (1) (Level 2)	391	391	379	379

Liabilities
Secured credit facilities (Level 3)	1,213	5,662	1,193	5,662
Senior Secured Notes (Level 1)	306	546	213	515
Related party loans payable (Level 3)	370	635	424	426

(1)         Excludes Archer convertible debt receivable, which is measured at fair value on a recurring basis.  Related party loans receivable is $198 million, comprised of principal due of $540 million offset by allowance for expected credit losses recognized of $342 million. For further information on the impact of the expected credit losses to our financial assets please refer to Note 4 - "Current expected credit losses".

Schedule of financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 are as follows:

	As at June 30, 2021		As at December 31, 2020
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	428	428	526	526
Restricted cash (Level 1)	216	216	197	197
Marketable securities (Level 1)	13	13	8	8
Related party loans receivable - Archer convertible debt (Level 3)	19	19	13	13